Cromwell CenterSquare Real Estate Fund
Schedules of Investments
March 31, 2026 (Unaudited)
1
Shares Value
REAL ESTATE INVESTMENT TRUSTS - 99 .1%
Apartments - 11 .1%
American Homes 4 Rent - Class A ....................................................... 44,080 $ 1,230,714
Camden Property Trust ................................................................. 19,000 1,855,540
Equity LifeStyle Properties, Inc. .......................................................... 19,130 1,194,094
Equity Residential ...................................................................... 7,890 466,693
Essex Property Trust, Inc. ............................................................... 1,372 332,024
Independence Realty Trust, Inc. ......................................................... 22,937 341,532
Invitation Homes, Inc. .................................................................. 58,260 1,447,761
Mid-America Apartment Communities, Inc. ................................................ 4,780 583,734
UDR, Inc. ............................................................................. 68,020 2,297,716
9,749,808
Diversified - 26 .8%
(a)
American Tower Corp. .................................................................. 30,710 5,299,932
Broadstone Net Lease, Inc. ............................................................. 23,840 435,557
Crown Castle, Inc. ..................................................................... 28,450 2,313,270
Digital Realty Trust, Inc. ................................................................ 24,650 4,442,176
Equinix, Inc. ........................................................................... 7,070 6,930,297
FrontView REIT, Inc. ................................................................... 7,540 116,644
InvenTrust Properties Corp. ............................................................. 9,874 300,762
Lamar Advertising Co. - Class A ......................................................... 3,180 402,779
SBA Communications Corp. ............................................................. 5,840 1,005,122
VICI Properties, Inc. .................................................................... 49,150 1,342,778
Weyerhaeuser Co. ..................................................................... 36,589 893,869
23,483,186
Health Care - 20 .5%
Alexandria Real Estate Equities, Inc. ..................................................... 15,320 711,154
American Healthcare REIT, Inc. .......................................................... 23,710 1,118,164
Diversified Healthcare Trust ............................................................. 42,129 279,737
Healthcare Realty Trust, Inc. ............................................................ 63,151 1,072,936
Janus Living, Inc.
(b)
..................................................................... 18,270 430,624
National Health Investors, Inc. ........................................................... 4,750 384,085
Omega Healthcare Investors, Inc. ........................................................ 28,315 1,240,763
Sabra Health Care REIT, Inc. ............................................................ 38,710 744,393
Ventas, Inc. ........................................................................... 46,550 3,806,859
Welltower, Inc. ......................................................................... 41,300 8,165,423
17,954,138
Hotels - 2 .6%
DiamondRock Hospitality Co. ............................................................ 52,110 488,271
Host Hotels & Resorts, Inc. .............................................................. 58,040 1,112,046
Ryman Hospitality Properties, Inc. ....................................................... 5,610 517,635
Sunstone Hotel Investors, Inc. ........................................................... 19,606 176,650
2,294,602

Cromwell CenterSquare Real Estate Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office Property - 2 .6%
Cousins Properties, Inc. ................................................................ 28,775 $ 649,452
Empire State Realty Trust, Inc. - Class A .................................................. 47,038 244,597
Piedmont Realty Trust, Inc.
(b)
............................................................ 46,060 302,614
SL Green Realty Corp. ................................................................. 9,490 350,561
Vornado Realty Trust ................................................................... 27,760 721,482
2,268,706
Regional Malls - 3 .8%
Simon Property Group, Inc. ............................................................. 11,910 2,221,572
The Macerich Co. ...................................................................... 57,410 1,085,049
3,306,621
Shopping Centers - 7 .9%
Brixmor Property Group, Inc. ............................................................ 81,930 2,359,584
Federal Realty Investment Trust ......................................................... 860 91,341
Kimco Realty Corp. .................................................................... 96,126 2,159,951
Kite Realty Group Trust ................................................................. 71,030 1,743,787
NETSTREIT Corp. ..................................................................... 30,081 566,425
6,921,088
Single Tenant - 4 .0%
Agree Realty Corp. ..................................................................... 29,230 2,203,357
Realty Income Corp. ................................................................... 22,210 1,358,808
3,562,165
Storage - 8 .9%
CubeSmart ........................................................................... 14,103 516,875
Extra Space Storage, Inc. ............................................................... 20,310 2,663,250
Iron Mountain, Inc. ..................................................................... 20,108 2,053,831
Public Storage ......................................................................... 9,410 2,548,981
7,782,937
Warehouse/Industrial - 10 .9%
Americold Realty Trust, Inc. ............................................................. 17,800 203,988
First Industrial Realty Trust, Inc. ......................................................... 31,040 1,795,664
Lineage, Inc. .......................................................................... 4,620 151,351
LXP Industrial Trust .................................................................... 12,050 557,433
Prologis, Inc. .......................................................................... 47,490 6,277,228
Rexford Industrial Realty, Inc. ........................................................... 18,430 603,214
9,588,878
TOTAL INVESTMENTS - 99 .1% (Cost $ 66,863,241 ) ....................................................... $ 86,912,129
Other Assets in Excess of Liabilities - 0 .9% ................................................................ 823,892
TOTAL NET ASSETS - 100% ...........................................................................
$ 87,736,021
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust

Cromwell CenterSquare Real Estate Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)
3
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)
Non-income producing security.